RELATED PARTY TRANSACTIONS - Other agreements (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 16, 2017	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Carrying value		$ 24,850,000,000	$ 24,850,000,000	$ 21,529,000,000
Interest expense			$ 1,224,000,000	$ 981,000,000	$ 976,000,000
Westinghouse Electric Corporation
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired		100.00%	100.00%
Investment in equity-accounted investments		$ 4,500,000,000
Medium term notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.10%	4.10%	3.90%
Sudsidiary
Disclosure of transactions between related parties [line items]
First distribution (in USD per share)	$ 0.93
Second distribution (in USD per share)	1.05
Additional distribution (in USD per share)	$ 0.12
Proceeds from sales of investments accounted for using equity method		$ 388,000,000
Incentive Distribution Right | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	15.00%
Percentage distribution thereafter	25.00%
Share payments			$ 0	$ 0	$ 0
Class A | Sudsidiary
Disclosure of transactions between related parties [line items]
Percentage distribution until further amount distributed	85.00%
Percentage distribution thereafter	75.00%
Secured Revolving Credit Facility | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Carrying value	$ 500,000,000
Borrowings term	3 years
Standby fee rate	0.50%
Secured Revolving Credit Facility | LIBOR | Brookfield Renewable
Disclosure of transactions between related parties [line items]
Borrowings, interest rate	3.00%
Series 8 | Medium term notes
Disclosure of transactions between related parties [line items]
Carrying value		400,000,000	400,000,000
Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Funds placed on deposit		$ 0	0
Interest expense			$ 0	$ 2,000,000